Acquisition of Sabina Gold and Silver Corp. (Details) - Sabina Gold & Silver Corp. - Major business combination	Feb. 13, 2023
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests to be acquired	100.00%
Number of shares to be issued per common share acquired from acquiree	0.3867
Approval rate required by shareholders of acquiree	66.67%